INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2016	2015

Raw materials and components	$1,989	$2,655
Work-in-progress	429	442
Finished products	14,696	13,225

	$17,114	$16,322